As filed with the Securities and Exchange Commission on February __, 2000
                                                     Registration No. 333-______
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -------------------------

                                    FORM N-14
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                            -------------------------

         [ ] Pre-Effective Amendment No.

         [ ] Post-Effective Amendment No.

                            -------------------------

                          COUNTRYWIDE INVESTMENT TRUST
               [Exact Name of Registrant as specified in Charter]

                                 (513-629-2000)
                        [Area Code and Telephone Number]

                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                    [Address of principal executive offices]

                              TINA D. HOSKING, ESQ.
                          COUNTRYWIDE INVESTMENTS, INC.
                          312 WALNUT STREET, 21ST FLOOR
                             CINCINNATI, OHIO 45202
                     [Name and address of agent for service]

                            -------------------------

                                    Copy to:

                            Karen M. McLaughlin, Esq.
                               Frost & Jacobs LLP
                                 2500 PNC CENTER
                              201 EAST FIFTH STREET
                             CINCINNATI, OHIO 45202

                            -------------------------

Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

                            -------------------------

Title  of  securities  being  registered:   Shares  of  beneficial  interest  of
Intermediate Bond Fund, a series of the Registrant.

Calculation of Registration Fee: The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable with this Registration Statement on Form N-14. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

     Facing Page

     Contents of Registration Statement

     Cross Reference Sheet

     Notice of Special Meeting

     Proxy Card

     Part A--Proxy Statement /Prospectus

     Part B--Statement of Additional Information

     Part C--Other Information

     Signature Page

     Exhibits

                          COUNTRYWIDE INVESTMENT TRUST

                         FORM N-14 CROSS REFERENCE SHEET
            Pursuant to Rule 481(a) Under the Securities Act of 1933

          Part A Item No. and Caption                      Proxy Statement/Prospectus Caption
          ---------------------------                      ----------------------------------
Item 1.   Beginning of Registration Statement and          Cross Reference Sheet; Front Cover
          Outside Front Cover Page of Prospectus

Item 2.   Beginning and Outside Back Cover Page of         Back Cover
          Prospectus

Item 3.   Fee Table, Synopsis and Risk Factors             Expense Information; Introduction;
                                                           Consolidation of Touchstone and
                                                           Countrywide Complexes; Summary

Item 4.   Information About the Transaction                The Proposed Reorganization; Description
                                                           of Shares of Intermediate Bond Fund; Tax
                                                           Considerations; Comparison of Shareholder
                                                           Rights; Capitalization; Appendix A

Item 5.   Information About the Registrant                 Prospectus of Countrywide Intermediate Bond
                                                           Fund dated February 1, 2000; Expense
                                                           Information; Summary; Annual Report of
                                                           Countrywide Investment Trust--September 30, 1999;
                                                           Description of Shares of Intermediate Bond
                                                           Fund; Additional Information

Item 6.   Information About the Company Being              Prospectus of Touchstone Series Trust
          Acquired                                         (Touchstone Family of Funds) dated May 1,
                                                           1999; Expense Information; Summary; Annual
                                                           Report of Touchstone Series Trust -- December
                                                           31, 1999; Additional Information

Item 7.   Voting Information                               Voting Information

Item 8.   Interest of Certain Persons                      Not Applicable

Item 9.   Additional Infomration Required For              Not Applicable
          Reoffering by Persons Deemed to be
          Underwriters

          Part B Item No. and Caption                      Statement of Addition Information Caption
          ---------------------------                      -----------------------------------------

Item 10.  Cover Page                                       Cover Page

Item 11.  Table of Contents                                Cover Page


Item 12.  Additional Information About the                 Cover Page; Statement of Additional
          Registrant                                       Information of Countrywide Investment Trust
                                                           dated February 1, 2000

Item 13.  Additional Information About the                 Not Applicable
          Company Being Acquired

Item 14.  Financial Statements                             Annual Report of Countrywide Investment
                                                           Trust--September 30, 1999; Annual Report of
                                                           Touchstone Series Trust--December 31, 1999;
                                                           Pro forma Financial Statements

          Part C Item No. and Caption                      Other Information Caption
          ---------------------------                      -------------------------

Item 15.  Indemnification                                  Indemnification

Item 16.  Exhibits                                         Exhibits

Item 17.  Undertakings                                     Undertakings

                             TOUCHSTONE SERIES TRUST

                              Touchstone Bond Fund

                                 311 Pike Street
                               Cincinnati OH 45202
                                  800-669-2796

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

     We are sending you this notice about a special meeting of shareholders of Touchstone Bond Fund. Touchstone Bond Fund is a series of Touchstone Series Trust, a Massachusetts business trust.

     The special meeting will be held on April _____, 2000, at 10:00 a.m., Eastern Time, at 311 Pike Street, Cincinnati, OH 45202. At the meeting, shareholders will be asked to consider and vote upon the following proposal:

     To approve an Agreement and Plan of Reorganization and the transactions contemplated by the reorganization plan, including (1) the transfer of substantially all of the assets and liabilities of Touchstone Bond Fund to Intermediate Bond Fund, a series of Countrywide Investment Trust, in exchange for shares of Intermediate Bond Fund and (2) the distribution of these shares to the shareholders of Touchstone Bond Fund.

     Shareholders of record at the close of business on March _____, 2000, are entitled to notice of, and to vote at, the special meeting. You should read the accompanying Proxy Statement. PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD SO THAT YOUR SHARES MAY BE VOTED IN ACCORDANCE WITH YOUR INSTRUCTIONS.


                                        By order of the Board of Trustees of
                                        Touchstone Series Trust

                                        Cynthia Surprise, Secretary

Cincinnati, Ohio
March _____, 2000

                                                          Continued on next page

                              TOUCHSTONE BOND FUND
                      (a series of Touchstone Series Trust)

     The undersigned appoints Jill T. McGruder and David E. Dennison and each of them, with full power of substitution, as attorneys and proxies of the undersigned, and does thereby request that the votes attributable to the undersigned be cast at the Meeting of the Shareholders of the Touchstone Bond Fund, a separate series of the Touchstone Series Trust, to be held at 10:00 a.m. on March ___, 2000 at the offices of the Trust, 311 Pike Street, Cincinnati, Ohio, and at any adjournment thereof.

--------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS DIRECTED BELOW, OR IF NO DIRECTION IS INDICATED, WILL BE VOTED FOR THE PROPOSAL BELOW. AS TO ANY OTHER MATTER, ALL PROXIES WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDERS.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE FOR THE PROPOSAL.

Please vote by checking your response.


1.   To approve an Agreement and Plan of       FOR        AGAINST        ABSTAIN
     Reorganization and the transactions       [ ]          [ ]            [ ]
     contemplated by the  reorganization
     plan, including (1) the transfer of
     substantially all of the assets and
     liabilities of Touchstone Bond Fund
     to  Countrywide  Intermediate  Bond
     Fund  in  exchange  for  shares  of
     Countrywide  Intermediate Bond Fund
     and (2) the  distribution  of these
     shares  to  the   shareholders   of
     Touchstone Bond Fund.

2.   To transact  any other  business as       FOR        AGAINST        ABSTAIN
     may   properly   come   before  the       [ ]          [ ]            [ ]
     special meeting.

Total shares attributable to the undersigned: _________________

--------------------------------------------------------------------------------

PLEASE VOTE, DATE AND SIGN EXACTLY AS Note: The undersigned hereby YOUR NAME APPEARS BELOW, AND RETURN acknowledges receipt of the notice of THIS FORM IN THE ENCLOSED SELF- meeting and proxy statement and
ADDRESSED ENVELOPE.                        revokes  any proxy  heretofore  given
                                           with respect to the votes  covered by
                                           this proxy.

                                           Dated:  ___________________, 2000


                                           -------------------------------------
                                           Signature


                                           -------------------------------------
                                           Signature If Jointly Held

TOUCHSTONE SERIES TRUST                             COUNTRYWIDE INVESTMENT TRUST
 Touchstone Bond Fund                                  Intermediate Bond Fund

    311 Pike Street                                      312 Walnut Street
  Cincinnati OH 45202                                   Cincinnati OH 45202
     800-669-2796                                           800-543-0407

    PROXY STATEMENT                                          PROSPECTUS

     This Proxy Statement/Prospectus contains information about a proposed reorganization that a shareholder should know before voting and a prospective investor ought to know before investing. You should read it carefully and keep it for future reference. We are sending it to shareholders of Touchstone Bond Fund, a series of Touchstone Series Trust, a Massachusetts business trust.

     The proposed reorganization includes the merger of Touchstone Bond Fund with Intermediate Bond Fund, a series of Countrywide Investment Trust, a
Massachusetts business trust. If the shareholders of Touchstone Bond Fund approve the reorganization, we will implement the reorganization as described on the next page. As a result of the reorganization, the shareholders of Touchstone Bond Fund will become shareholders of Intermediate Bond Fund.

     Additional information about Touchstone Series Trust and Countrywide Investment Trust has been filed with the Securities and Exchange Commission and is available upon oral or written request and without charge. A Statement of Additional Information dated March ___, 2000, is also available upon oral or written request and without charge. It is incorporated by reference in this Proxy Statement/Prospectus. You can request these documents by contacting us at the addresses or telephone numbers listed above.

     This Proxy Statement/Prospectus is first being mailed to shareholders on or about March _____, 2000. The date of this Proxy Statement/Prospectus is March _____, 2000.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED ANY SHARES OF COUNTRYWIDE INVESTMENT TRUST OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

     THE SHARES OF COUNTRYWIDE INVESTMENT TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. MUTUAL FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                          Continued on next page

Continuation of Cover Page

THE MERGER

     Touchstone Series Trust will transfer all of the assets of Touchstone Bond Fund, subject to its liabilities, to Intermediate Bond Fund, a series of Countrywide Investment Trust, in exchange for shares of Intermediate Bond Fund. Class A shares of Intermediate Bond Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class A shareholders of Touchstone Bond Fund. Class C shares of Intermediate Bond Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class C shareholders of Touchstone Bond Fund. After the exchange, Touchstone Bond Fund will be dissolved. As a result of the reorganization, each shareholder of Touchstone Bond Fund will own shares of the corresponding class of Intermediate Bond Fund equal in value to the shares of Touchstone Bond Fund that he owns immediately before the organization.

     After the share exchange, Intermediate Bond Fund intends to adopt the investment strategies and policies of Touchstone Bond Fund. The funds have similar investment goals, strategies and policies. However, for more information, you should refer to the section in this Proxy Statement/Prospectus entitled Comparison of Touchstone Bond Fund to Intermediate Bond Fund as well as the prospectus for Touchstone Series Trust and the prospectus for Intermediate Bond Fund.

     After the merger, Intermediate Bond Fund, using the investment strategies and policies of Touchstone Bond Fund, will seek to provide a high level of current income through investments primarily in investment grade and non-investment grade debt securities, mortgage-related securities, asset backed securities and preferred stocks. Fort Washington Investment Advisors, the sub-advisor for Touchstone Bond Fund, will become the sub-advisor of Intermediate Bond Fund.

                                                          Continued on next page

TOUCHSTONE SERIES TRUST                             COUNTRYWIDE INVESTMENT TRUST
 Touchstone Bond Fund                                  Intermediate Bond Fund

    PROXY STATEMENT                                          PROSPECTUS

INTRODUCTION

     The proposed reorganization is part of a series of transactions designed to consolidate the Touchstone and Countrywide mutual fund complexes. Currently, the Touchstone mutual fund complex includes 8 funds, each a series of one investment company, Touchstone Series Trust. The Countrywide mutual fund complex includes 18 funds in three investment companies, Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust.

     Touchstone Advisors, Inc. serves as the investment advisor to each fund in Touchstone Series Trust. Touchstone Advisors is a wholly-owned subsidiary of Western-Southern Life Assurance Company, which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.

     On October 29, 1999, Fort Washington Investment Advisors, Inc., another wholly-owned subsidiary of The Western and Southern Life Insurance Company, acquired all of the outstanding stock of Countrywide Financial Services, Inc. Countrywide Financial Services, Inc. is the parent of Countrywide Investments, Inc., which serves as the investment advisor to each fund in Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust.

CONSOLIDATION OF TOUCHSTONE AND COUNTRYWIDE COMPLEXES

     The Touchstone and Countrywide mutual fund complexes will be consolidated through a series of actions. A brief summary of the major steps in the consolidation is set forth below.

REORGANIZATION OF FUNDS

     Touchstone Bond Fund will be merged with and into Intermediate Bond Fund, a series of Countrywide Investment Trust. These funds have similar investment goals and strategies and portfolio holdings.

     In connection with the reorganization, Countrywide Strategic Trust will also file a Proxy Statement/Prospectus. After shareholder approval of the transactions contemplated by that Proxy Statement/Prospectus, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Value Plus Fund and Touchstone Growth & Income Fund (the "Touchstone Funds") will be merged with newly-established series (the "New Funds" or individually, a "New Fund") in the Countrywide Strategic Trust. Touchstone Emerging Growth Fund will merge with the newly-established series known as the "New Emerging Growth Fund." Touchstone International Equity Fund will merge with the newly-established series known as the "New International Equity Fund." Each of Touchstone Value Plus Fund and Touchstone Growth &

Income Fund will merge with the newly-established series known as the "New Value Plus Fund."

[OTHER ASPECTS OF THE CONSOLIDATION]

     [Aspects to be described later]

NAME CHANGES

     As part of the consolidation, the names of the funds and trusts in the Countrywide mutual fund complex will be changed from Countrywide to Touchstone. The newly-established series in Countrywide Strategic Trust and Countrywide Investment Trust will also be named Touchstone.

NEW FUNDS

     Two new Funds will be added to the complex: Touchstone Enhanced 30 Fund in Countrywide Strategic Trust and Touchstone High Yield Fund in Countrywide Investment Trust.

ADVISORS AND SUB-ADVISORS

     The  consolidation  and  reorganization  includes a new  structure  for the delivery of investment advisory services to the existing funds in the Countrywide mutual fund complex. Touchstone Advisors will become the investment advisor of each existing fund in the Countrywide complex. It will also serve as investment advisor to each newly-established series in the Countrywide complex. Touchstone Advisors will, in turn, engage sub-advisors to manage the portfolios of the funds in the Countrywide complex. The current investment advisor (Countrywide Investments, Inc.) to the funds in the Countrywide complex will no longer provide any services to these funds.

     Fort Washington Investment Advisors will become the sub-advisor of Intermediate Bond Fund. Fort Washington Investment Advisors will also become the sub-advisor for other funds in the Countrywide complex. Although Countrywide Investments will no longer act as the investment advisor for any funds in the Countrywide complex, the persons currently responsible for managing these funds will continue to manage them as employees of Fort Washington Investment Advisors, except in the following cases in which Touchstone Advisors intends to retain the current sub-advisor:

     o The current sub-advisors of Touchstone Emerging Growth Fund (David L. Babson & Company, Inc. and Westfield Capital Management Company, Inc.) will serve as the sub-advisors to the New Emerging Growth Fund.

     o The current sub-advisor of Touchstone International Equity Fund (Credit Suisse) will serve as the sub-advisor to the New International Equity Fund.

     o The current sub-advisor of Touchstone Value Plus Fund (Fort Washington Investment Advisors) will serve as the sub-advisor to the New Value Plus Fund. The current sub-advisor of Touchstone Growth & Income Fund (Scudder Kemper Investments, Inc.) will not provide any services to the New Value Plus Fund.

     o The current investment advisor of Countrywide Growth/Value Fund and Countrywide Aggressive Growth Fund (Mastrapasqua & Associates, Inc.) will continue as the sub-advisor for these 2 funds.

CONSOLIDATED COMPLEX

     The consolidated mutual fund complex will consist of 3 investment companies that will include 22 Touchstone funds. Touchstone Advisors will serve as the investment advisor of each Touchstone fund, whose portfolio will be managed by a sub-advisor.

PROXY STATEMENT/PROSPECTUS FOR THE PROPOSED MERGERS

     This Proxy Statement/Prospectus relates only to the proposed merger of Touchstone Bond Fund into Intermediate Bond Fund series of Countrywide
Investment Trust. In this Proxy Statement/Prospectus, we will refer to Touchstone Bond Fund and Intermediate Bond Fund as "Touchstone Bond Fund" and "Intermediate Bond Fund," respectively. We will sometimes refer to fund resulting from the proposed merger of Touchstone Bond Fund and Intermediate Bond Fund as the "Combined Bond Fund."

RECOMMENDATION OF THE BOARD OF TRUSTEES

     The Board of Trustees of Touchstone Series Trust recommends that the shareholders of Touchstone Bond Fund vote for the approval of the reorganization plan. In making this recommendation, the Touchstone Board believes that it is acting in the best interests of the shareholders of Touchstone Bond Fund and has determined that the interests of the existing shareholders of Touchstone Bond Fund will not be diluted as a result of the proposed reorganization.

EXPENSE INFORMATION

FEES AND EXPENSES

     The following table provides a comparison of the fees and expenses of Touchstone Bond Fund and Intermediate Bond Fund including:

     o A summary of the fees and expenses that you may pay if you buy and hold shares of Touchstone Bond Fund

     o A summary of the fees and expenses that you may pay if you buy and hold shares of Intermediate Bond Fund, before giving effect to the reorganization

     o A summary of the pro forma fees and expenses of the Combined Bond Fund, after giving effect to the reorganization

                                                       CLASS A                                 CLASS C
                                        Touchstone   Intermediate  Combined    Touchstone    Intermediate    Combined
                                         Bond Fund    Bond Fund    Bond Fund    Bond Fund   Bond Fund (1)    Bond Fund
                                         ---------    ---------    ---------    ---------   ----------       ---------

Shareholder Transaction Expenses
(fees paid directly from your investment)
Maximum Sales Charge (2)..............     4.75%        4.75%        4.75%        None          1.25%          1.25%

Maximum Deferred Sales Charge (3).....     None         None         None         1.00%         1.00%          1.00%

Annual Fund Operating Expenses (4)
(before waiver or reimbursement)
(expenses that are deducted from Fund
assets)

Advisory Fee..........................     0.55%        0.50%        0.50%        0.55%         0.50%          0.50%

Rule 12b-1 Fees (5)...................     0.25%        0.35%        0.35%        1.00%         1.00%          1.00%

Other Expenses (6)....................     1.49%        0.73%        ____%        1.49%         0.73%          ____%
                                           -----        -----        -----        -----         -----          -----
Total Operating Expenses
(before waiver or reimbursement)......     2.29%        1.58%        ____%        3.04%         2.23%         _____%

Fee Waiver and/or
Expense Reimbursement (7) ............     1.39%        0.63%       _____%        1.39%         0.63%          ____%
                                           -----        -----       ------        -----         -----          -----

Net Expenses..........................     0.90%        0.95%        0.90%        1.65%         1.60%          1.60%
                                           =====        =====        =====        =====         =====          =====

NOTES TO FEE AND EXPENSE TABLES

(1) INTERMEDIATE BOND FUND: As of February 1, 2000, Class C had not commenced operations.

(2) TOUCHSTONE BOND FUND: The sales load is a percentage of the offering price. You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on the shares if you redeem them within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.
     INTERMEDIATE BOND FUND: The sales load is a percentage of the offering price. If you purchase $1 million or more and do not pay a front-end sales load, you may be subject to a deferred sales load of 1% if the shares are redeemed within one year of their purchase and a dealer's commission was paid on the shares.

(3) TOUCHSTONE BOND FUND: The deferred sales load is a percentage of the amount redeemed. The 1.00% charge is waived for benefits paid to you through a qualified pension plan.
     INTERMEDIATE BOND FUND: The deferred sales load is a percentage of the original purchase price or the amount redeemed, whichever is less.

(4) TOUCHSTONE BOND FUND AND INTERMEDIATE BOND FUND: Amounts shown under Annual Fund Operating Expenses are shown as a percentage of average net assets.

(5) COMBINED BOND FUND: For the 2-year period ending October 31, 2001, Touchstone Advisors has agreed to waive a portion of the maximum Rule 12b-1 fee assessed on Class A shares of Intermediate Bond Fund so that the annual Rule 12b-1 fee on Class A shares of Intermediate Bond Fund during that time period is 0.25% or less.

(6)  [Other fees such as wire transfer fee to be discussed here, if applicable]

(7) COMBINED BOND FUND: Touchstone Advisors has contractually agreed to waive or reimburse certain of the Annual Fund Operating Expenses of each class of Touchstone Bond Fund through December 31, 2000.

EXAMPLES--COST OF A $10,000 INVESTMENT

     The following table provides a comparison of the cost of investing in Touchstone Bond Fund and Intermediate Bond Fund including:

     o An example illustrating the cost of investing $10,000 in Touchstone Bond Fund

     o An example illustrating the cost of investing $10,000 in Intermediate Bond Fund, before giving effect to the reorganization

     o The pro forma cost of investing $10,000 in the Intermediate Bond Fund, after giving effect to the reorganization

     The purpose of the examples is to assist you in understanding and comparing the costs of investing in Touchstone Bond Fund and Intermediate Bond Fund. The examples assume that you invest $10,000 in the Touchstone Bond Fund or Intermediate Bond Fund for the time period indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses of the applicable Touchstone or Countrywide Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be the amounts shown below.

                                      CLASS A                                        CLASS C
                      Touchstone   Intermediate    Combined         Touchstone    Intermediate     Combined
                      Bond Fund      Bond Fund     Bond Fund        Bond Fund       Bond Fund      Bond Fund
                      ---------      ---------     ----------       ---------       ---------      ----------
   Time Period

   1 Year..........       $562          $598              $           $168            $423              $

   3 Years.........     $1,029          $859              $           $809            $739              $

   5 Years.........     $1,521        $1,139              $         $1,475          $1,179              $

   10 Years........     $2,873        $1,936              $         $3,258          $2,402              $

     The examples should not be considered to be a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Moreover, the examples assume a 5% annual return. The performance of a mutual fund will vary and may result in an actual return higher or lower than 5%.

     The examples for one year are calculated using Net Expenses after fee waiver and/or reimbursement. The examples for 3 years, 5 years and 10 years are calculated using Total Operating Expenses before waiver or reimbursement.

SUMMARY

     This section of the Proxy Statement/Prospectus discusses the key features of the proposed merger of Touchstone Bond Fund and Intermediate Bond Fund, compares Touchstone Bond Fund to Intermediate Bond Fund, discusses the tax consequences of the merger, and discusses the risks of investing in Intermediate Bond Fund. The information is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, the Agreement and Plan of Reorganization, the prospectus of Touchstone Series Trust dated May 1, 1999, and the prospectus of Intermediate Bond Fund dated February 1, 2000, each of which is incorporated by reference into this Proxy Statement/Prospectus.

PROPOSED MERGER

     The proposed reorganization of the Touchstone Funds includes the merger of Touchstone Bond Fund into Intermediate Bond Fund.

     Touchstone Bond Fund is a series of Touchstone Series Trust. Touchstone Series Trust is a registered open-end investment company. It is organized as a Massachusetts business trust.

     Intermediate Bond Fund is a series of Countrywide Investment Trust. Countrywide Investment Trust is a registered open-end investment company. It is organized as a Massachusetts business trust.

     In the reorganization, Touchstone Series Trust will transfer all of the assets of Touchstone Bond Fund, subject to its liabilities, to Intermediate Bond Fund. Class A shares of Intermediate Bond Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class A shareholders of Touchstone Bond Fund. Class C shares of Intermediate Bond Fund that Touchstone Series Trust receives in the exchange will be distributed pro rata to Class C shareholders of Touchstone Bond Fund. After the exchange, Touchstone Bond Fund will be dissolved. As a result of the reorganization, each shareholder of Touchstone Bond Fund will own shares of the corresponding class of Intermediate Bond Fund equal in value to the shares of Touchstone Bond Fund that he owns immediately before the reorganization.

COMPARISON OF TOUCHSTONE BOND FUND TO INTERMEDIATE BOND FUND

     Investment Objective and Principal Investment Strategies. The investment objective and principal investment strategies of Touchstone Bond Fund are similar to those of Intermediate Bond Fund. In connection with the merger, Intermediate Bond Fund will adopt the investment objective and principal investment strategies of Touchstone Bond Fund ("Touchstone Policies"). Therefore, shareholders should read this section with the understanding that Touchstone Policies will apply to any current or future investments in the surviving Intermediate Bond Fund.

     A more complete description of the principal investment strategies of Touchstone Bond Fund is set forth in the prospectus of Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

     Risk Factors. Intermediate Bond Fund will adopt Touchstone Policies after the merger. Therefore, after the merger, an investment in Intermediate Bond Fund will have the same risks as an investment in Touchstone Bond Fund. A description of the risks related to an investment in Touchstone Bond Fund is set forth in the prospectus of Touchstone Bond Fund that accompanies this Proxy Statement/Prospectus.

     Investment Management. Fort Washington Investment Advisors, Inc., the sub-advisor of Touchstone Bond Fund, will be the sub-advisor of the Intermediate Bond Fund. The terms of the sub-advisory agreement for the Intermediate Bond Fund will be identical to the terms of the current sub-advisory agreement for the Touchstone Bond Fund except for the rate of the sub-advisory fees, the name of the sub-advisor and the effective and termination dates.

     The rate of the sub-advisory fee to be paid by the Intermediate Bond Fund to Fort Washington will be 0.50% of its average daily net assets. The rate of the sub-advisory fee paid by the Touchstone Bond Fund to Fort Washington is 0.55% of its average daily net assets.

     Administrative Services. Investors Bank & Trust Company serves as custodian, administrator and fund accounting agent for the Touchstone Bond Fund and will provide these services to Intermediate Bond Fund. State Street Bank and Trust Company serves as transfer agent and dividend paying agent for the Touchstone Bond Fund. It is anticipated that, following the reorganization, Countrywide Fund Services, Inc. will serve as transfer agent and dividend paying agent to the Intermediate Bond Fund at an annual fee less than that currently paid by the Touchstone Bond Fund. Countrywide Fund Services is an affiliate of Touchstone Advisors.

     Sales Charges. The maximum sales charge (4.75% of the offering price) for Class A shares of the Intermediate Bond Fund will be the same as the maximum sales charge for Class A shares of Touchstone Bond Fund. Both funds reduce the rate of the sales charge for large purchases, offer reduced sales loads for certain  purchase  programs,  permit  purchases  at net asset  value for certain
persons  and  impose  a  1.00%   contingent   deferred  sales  load  on  certain
redemptions.

     The maximum sales charge for Class C shares of the Intermediate Bond Fund will be 1.25% of the offering price. There is no sales charge for Class C shares of Touchstone Bond Fund. Both Intermediate Bond Fund and Touchstone Bond Fund generally impose a contingent deferred sales charge of 1.00% on Class C shares redeemed within one year of purchase.

     No sales charge will be applicable to the merger transactions. In addition, the 1.25% sales load will be waived on future purchases by current shareholders of Class C shares of Touchstone Bond Fund. Therefore, if you are a Class C shareholder of the Touchstone Bond Fund and the merger with the Intermediate Bond Fund is completed, you will not pay the 1.25% sales charge when you purchase additional Class C shares of the Intermediate Bond Fund.

     See Appendix B to this Proxy Statement/Prospectus for a more complete description of the sales charges that will be applicable to Class A and Class C shares of Intermediate Bond Fund.

     Rule 12b-1 Fees. The distribution fees to be paid by the Class A shares of Intermediate Bond Fund pursuant to its Rule 12b-1 Plan is 0.35%, which is greater than the Rule 12b-1 fee of 0.25% for Class A shares of Touchstone Bond Fund. However, for the two-year period ending October 31, 2001, Touchstone Advisors has agreed to waive a portion of the maximum Rule 12b-1 distribution fee so that the maximum Rule 12b-1 fee on Class A shares of Intermediate Bond Fund will be 0.25% of the average daily net assets attributable to Class A shares. This maximum equals the maximum rate of 12b-1 fees payable by Class A shares of Touchstone Bond Fund. After the two-year waiver, the distribution fees to be paid by the Class A shares of the Intermediate Bond Fund pursuant to its Rule 12b-1 Plan will be no greater than 0.35% of the average daily net assets attributable to Class A shares.

     The maximum rate of 12b-1 fees payable by Class C shares of Intermediate Bond Fund and Touchstone Bond Fund is the same (1.00% of average daily net assets attributable to Class C shares).

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

     The procedures for purchasing, redeeming and exchanging shares of the Intermediate Bond Fund will be substantially similar to those of Touchstone Bond Fund. A more complete description of the applicable purchase, redemption and exchange procedures is set forth in Appendix B to this Proxy Statement/ Prospectus.

     The following list highlights the most significant differences in the purchase, redemption and exchange procedures of the Touchstone Bond Fund and the Intermediate Bond Fund. [LIST TO BE INCLUDED]

TAX CONSEQUENCES

     It is anticipated that Touchstone Series Trust and Countrywide Investment Trust will receive an opinion of counsel that the reorganization will not result in any gain or loss for federal income tax purposes to Touchstone Bond Fund or its shareholders or Intermediate Bond Fund or its shareholders. See "The Proposed Reorganization--Tax Considerations."

PRINCIPAL RISKS OF INVESTING IN NEW FUNDS

     The following table shows some of the main risks to which Intermediate Bond Fund will be subject. These risks are the same risks associated with an investment in Touchstone Bond Fund. Each risk is described in detail in the prospectus of the Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

                                                               Intermediate
     Principal Risks                                           Bond Fund
     -------------------------------------------------------------------------

     Market Risk
     .........................................................................

          Emerging Growth Companies
     .........................................................................

     Interest Rate Risk                                            X
     .........................................................................

          Mortgage-Related Securities                              X
     .........................................................................

     Credit Risk                                                   X
     .........................................................................

          Non-Investment Grade Securities                          X
     .........................................................................

     Foreign Investing Risk                                        X
     .........................................................................

          Emerging Market Risk
     .........................................................................

          Political Risk
     .........................................................................

THE PROSPOSED REORGANIZATION

REASONS FOR THE REORGANIZATION

     The Board of Trustees of Touchstone Series Trust, including a majority of the Trustees who are not interested persons of Touchstone Series Trust, Countrywide Investment Trust, Touchstone Advisors, Fort Washington Investment Advisors, Countrywide Investments or any affiliated person of these entities, has unanimously approved the Agreement and Plan of Reorganization and determined that the reorganization is in the best interests of Touchstone Bond Fund and the interests of the existing shareholders of Touchstone Bond Fund will not be diluted as a result of the reorganization. The Board of Trustees of Touchstone Series Trust considered the following factors in its review of the reorganization:

     o The investment objectives and principal investment strategies of Intermediate Bond Fund will be identical to those of Touchstone Bond Fund.

     o The projected expense ratio of Intermediate Bond Fund will be the same as or lower than the expense ratio of Touchstone Bond Fund.

     o The investment advisory agreement and sub-advisory agreement of Intermediate Bond Fund will be substantially similar to those of Touchstone Bond Fund.

     o The reorganization will not result in any tax consequences to the existing shareholders of Touchstone Bond Fund.

     o The costs of the reorganization will be paid by Touchstone Advisors or its affiliates.

     o The current sub-advisor for Touchstone Bond Fund will serve as the sub-advisor to Intermediate Bond Fund.


     In addition, the Board considered the representation made by representatives of Touchstone Advisors and Countrywide Investments that the consolidation of the Touchstone and Countrywide complexes may result in operating efficiencies and permit a more focused marketing strategy resulting in the greater likelihood of asset growth. Management representatives explained to the Board members that there are certain duplicate costs associated with maintaining 4 separate investment companies and similar funds, including separate audit fees and state filing fees. Combining the Touchstone and the Countrywide complexes and eliminating similar funds should eliminate these duplicate costs.

     The combination will also permit each remaining investment company to focus on a specific market (equity funds, taxable fixed income funds and tax-free fixed income funds). This focus and broader selection of funds in the combined complex may increase the opportunity for future asset growth. Merging duplicate funds, such as Touchstone Bond Fund and Intermediate Bond Fund, will avoid confusion among current and potential shareholders and could result in a fund with more assets. Asset growth could enable a fund to obtain economies of scale by spreading certain expenses over a larger asset base and by reaching asset breakpoints in the rate of certain fees, which may result in an overall lower expense ratio for the fund. There can be no assurance, however, that asset growth, economies of scale or lower expense ratios will be achieved.

     The Board of Trustees also considered alternatives to the reorganization, including maintaining the current structure. In addition, the Board of Trustees considered the proposed merger in the context of management's stated goal of consolidating and simplifying the Touchstone and Countrywide mutual fund complexes. The Board recognized that, although the merger of Touchstone Bond Fund and Intermediate Bond Fund potentially could benefit Touchstone Advisors and its affiliates, it should also benefit shareholders by facilitating increased operational efficiencies and more focused marketing strategies.

AGREEMENT AND PLAN OF REORGANIZATION

     The terms and conditions under which the proposed reorganization would be completed are set forth in the Agreement and Plan of Reorganization. Significant provisions of the Plan are summarized below. This summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to the Proxy Statement/Prospectus. Unless otherwise defined in this Proxy Statement/Prospectus, a defined term used in this section has the same meaning as when it is used in the Plan.

     As of the Effective Time of the reorganization, Touchstone Bond Fund will transfer all of its assets, subject to liabilities, to Intermediate Bond Fund in exchange solely for shares of Intermediate Bond Fund. The shares of Intermediate Bond Fund will be deemed to be distributed immediately on a pro rata basis to the shareholders of the Touchstone Bond Fund.

     It is anticipated that the Effective Time of the reorganization will be immediately after the close of business on April 28, 2000 (the last business day of the month), if all conditions of the Plan are fulfilled or waived. The date of the Effective Time may be extended to a later date by the Board of Trustees of Touchstone Series Trust and the Board of Trustees of Countrywide Investment Trust.

     The assets of Touchstone Bond Fund to be acquired in the reorganization will include all property, including without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivable), any claims or rights of action or rights to register shares under applicable securities laws, and other property owned by Touchstone Bond Fund and any deferred or prepaid expenses shown as an asset on the books of Touchstone Bond Fund at the Effective Time, all of which will be consistent with the investment limitations of Intermediate Bond Fund. Intermediate Bond Fund will assume from Touchstone Bond Fund all liabilities, expenses, costs, charges and reserves of the Touchstone Bond Fund of whatever kind or nature, provided that Touchstone Bond Fund utilized its best efforts to discharge all of its known debts, liabilities, obligations and duties before the Effective Time. In exchange for all of the assets and liabilities of Touchstone Bond Fund, Intermediate Bond Fund will deliver shares of Intermediate Bond Fund to Touchstone Bond Fund. Touchstone Bond Fund will deliver the shares of Intermediate Bond Fund to the shareholders of Touchstone Bond Fund in exchange for their shares of Touchstone Bond Fund.

     The value of the assets and liabilities of Touchstone Bond Fund will be determined as of the Effective Time in accordance with the policies and procedures set forth in the prospectus of Touchstone Series Trust. The value of Intermediate Bond Fund to be issued in exchange for the net assets of Touchstone Bond Fund will be equal to the value of these assets.

     As soon as practicable after the Closing Date, Touchstone Bond Fund will liquidate and distribute pro rata to its shareholders of record the shares of the Intermediate Bond Fund received by the Touchstone Bond Fund. The liquidation and distribution will be accomplished by opening accounts on the books of Countrywide Investment Trust in the names of shareholders of Touchstone Bond Fund and by transferring the shares of Intermediate Bond Fund credited to the account of Touchstone Bond Fund on the books of Countrywide Investment Trust. The number of shares transferred to each shareholder's account will be a number of shares of the corresponding class of Intermediate Bond Fund equal in value to the shares of Touchstone Bond Fund held by the shareholder as of the Effective Time. Fractional shares of Intermediate Bond Fund will be rounded to the nearest thousandth of a share.

     Any transfer of taxes payable upon issuance of the shares of Intermediate Bond Fund in a name other than the name of the registered holder of the shares on the books of Touchstone Bond Fund as of that time must be paid by the person to whom such shares are to be issued as a condition of the transfer. Any reporting responsibility of Touchstone Series Trust with respect to Touchstone Bond Fund will continue to be the responsibility of Touchstone Series Trust up to and including the Effective Time and such later date on which Touchstone Bond Fund is liquidated and Touchstone Series Trust is dissolved.

     Conditions of the closing of the reorganization include a condition that each of Touchstone Series Trust and Countrywide Investment Trust must receive an opinion from Frost & Jacobs LLP regarding certain tax aspects of the reorganization (see "Tax Considerations") and an order from the Commission to permit them to implement the proposed reorganization (see "The Proposed Reorganization--Section 17(b) Exemptive Order").

     The Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders of the Touchstone Bond Fund, prior to the Closing Date. In addition, the Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the special meeting which will detrimentally affect the value of the shares of Intermediate Bond Fund to be distributed.

     Touchstone Advisors and/or its affiliates will pay the costs of the reorganization, including legal, accounting and other professional fees and the cost of soliciting proxies for the special meeting (consisting principally of printing and mailing expenses). The total estimated costs for the proposed reorganization are approximately $__________.

SECTION 17(B) EXEMPTIVE ORDER

     Touchstone Series Trust and Countrywide Investment Trust (the "Applicants") have submitted an application to the Commission for an order, pursuant to
Section 17(b) of the Investment Company Act of 1940, exempting the Applicants from the provisions of Section 17(a) of the Investment Company Act of 1940 to permit them to implement the proposed reorganization. Section 17(a) generally prohibits any affiliated person, or any affiliated person of an affiliated person, of a registered investment company, acting as principal, from knowingly purchasing any security from, or selling any security to, the investment company. The proposed transfer of assets from Touchstone Bond Fund to Intermediate Bond Fund in exchange for shares of the Intermediate Bond Fund may be deemed to be a sale of the Touchstone Bond Fund's portfolio securities to the Intermediate Bond Fund. Due to certain affiliations among the Applicants,
Section 17(a) may be applicable to the proposed reorganization and may prohibit the Applicants from implementing the proposed reorganization unless the Applicants obtain the requested order. Section 17(b) permits the Commission to issue an order of exemption if the applicable statutory standards are met. In the application, the Applications have asserted that they meet the applicable statutory standards because (1) the terms of the proposed reorganization are reasonable and fair and do not involve overreaching on the part of any person concerned and (2) the proposed reorganization will be consistent with the policies of Touchstone Series Trust and the policies of Countrywide Investment Trust.

     If the Commission does not issue the requested order, the Boards of Trustees of Touchstone Series Trust and Countrywide Investment Trust will take such actions as they deem appropriate and in the best interests of the shareholders of the relevant trust. These actions will include the consideration of other options, such as restructuring the proposed reorganization, implementing other strategies to consolidate the Touchstone and Countrywide mutual fund complexes, or maintaining the current structure. The reorganization as proposed will not be implemented if the Commission does not issue the requested order.

TAX CONSIDERATIONS

     It is a condition to the consummation of the reorganization that each of Touchstone Series Trust and Countrywide Investment Trust must receive an opinion from Frost & Jacobs LLP, counsel to Touchstone Series Trust and Countrywide Investment Trust, to the effect that, with respect to the reorganization as it affects Touchstone Bond Fund or Intermediate Bond Fund, as the case may be:

     o the reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code
     o no gain or loss will be recognized by either of Touchstone Bond Fund or Intermediate Bond Fund upon the transfer of assets of Touchstone Bond Fund in exchange for shares of Intermediate Bond Fund
     o no gain or loss will be recognized by shareholders of Touchstone Bond Fund upon liquidation of Touchstone Bond Fund and the distribution of shares of Intermediate Bond Fund constructively in exchange for shares of Touchstone Bond Fund
     o Intermediate Bond Fund's basis in the assets of Touchstone Bond Fund received pursuant to the reorganization will be the same as the basis of those assets in the hands of Touchstone Bond Fund immediately prior to the exchange, and the holding period of those assets in the hands of Intermediate Bond Fund will include the holding period of Touchstone Bond Fund
     o the basis of shares of Intermediate Bond Fund received by each shareholder of Touchstone Bond Fund pursuant to the reorganization will be the same as the shareholder's basis in shares of Touchstone Bond Fund held by the shareholder immediately prior to the exchange
     o the holding period of shares of Intermediate Bond Fund received by each shareholder of Touchstone Bond Fund pursuant to the reorganization will include the shareholder's holding period of shares of Touchstone Bond Fund held immediately prior to the exchange, provided that the shares of Touchstone Bond Fund were held as capital assets on the date of the reorganization.

     This discussion relates only to the federal income tax consequences of the reorganization. Shareholders should consider consulting their tax advisors about any state and local tax consequences of the reorganization.

CAPITALIZATION

     The following tables show the capitalization of Touchstone Bond Fund as of _______________, _____, the capitalization of Intermediate Bond Fund as of
__________, 2000, and the pro forma capitalization of the Combined Bond Fund as of that date, giving effect to the reorganization.

                                                Touchstone    Intermediate       Combined
                                                Bond Fund       Bond Fund        Bond Fund

     Net Assets (in thousands)..............

     Net Asset Value per Share..............

     Shares Outstanding (in thousands)......

DESCRIPTION OF SHARES OF INTERMEDIATE BOND FUND

     Each share of Intermediate Bond Fund represents an equal proportionate interest in the assets and liabilities belonging to Intermediate Bond Fund with each other share of this fund. Each share of Intermediate Bond Fund is entitled to the dividends and distributions belonging to the fund as are declared by the Trustees of Countrywide Investment Trust.

     The Trustees have the authority from time to time to divide or combine the shares of Intermediate Bond Fund into a greater or lesser number of shares of the fund so long as the proportionate beneficial interest in the assets belonging to the Intermediate Bond Fund and the rights of shares of any other fund of the Trust are in no way affected. The Board of Trustees may classify or reclassify the shares of Intermediate Bond Fund into additional classes of shares at a future date.

     The shares of the Intermediate Bond Fund do not have cumulative voting rights or any preemptive or conversion rights.

     Shares of each fund of Countrywide Investment Trust have equal voting rights. Each Fund votes separately on matters submitted to a vote of the shareholders except in matters where a vote of all Funds of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of a fund of Countrywide Investment Trust votes separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

     Any general expenses of Countrywide Investment Trust not readily identifiable as belonging to a particular fund are allocated by or under the direction of the Trustees in the manner determined by the Trustees to be fair and equitable. Generally, the Trustees allocate these expenses on the basis of relative net assets or number of shareholders.

     No shareholder of Intermediate Bond Fund is liable to further calls or to assessment by Countrywide Investment Trust without his express consent. Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and management is not aware of an instance where this result has occurred.

     In addition, the Declaration of Trust of Countrywide Investment Trust disclaims shareholder liability for its acts or obligations and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust also provides for the indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Moreover, the Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment against the shareholder.

     As a result, and particularly as the assets of Countrywide Investment Trust are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself will be unable to meet its obligations. Management believes that, in view of the factors discussed above, the risk of personal liability is remote.

     Additional information about shares of Intermediate Bond Fund is contained in the following section of this Proxy Statement/Prospectus.

COMPARISON OF SHAREHOLDER RIGHTS

GENERAL

     Touchstone Bond Fund is a series of Touchstone Series Trust, which is a Massachusetts business trust, formed on February 7, 1994. Intermediate Bond Fund is a series of Countrywide Investment Trust, also a Massachusetts business trust, which was formed December 7, 1980. Each of Touchstone Series Trust and Countrywide Investment Trust is registered under the Investment Company Act of 1940 as an open-end management company and is a series investment company as defined by Rule 18f-2 under the Act. Each of Touchstone Series Trust and Countrywide Investment Trust is governed by its Declaration of Trust, By-laws and Board of Trustees, as well as by applicable state and federal law.

     The Board of Trustees for each of Touchstone Series Trust and Countrywide Investment Trust has authorized the issuance of several series and has the authority under its respective Declaration of Trust to issue additional series in the future. The Board of Trustees of Touchstone Series Trust has authorized the issuance of 8 series, each representing shares in one of 8 separate portfolios. The Board of Trustees of Countrywide Investment Trust has authorized the issuance of 6 series of shares, each representing shares in one of 6 separate portfolios.

     The assets of each portfolio are segregated and separately managed and the interest of a shareholder is in the assets of the portfolio in which he or she holds shares. In both the Touchstone Bond Fund and the Intermediate Bond Fund, Class A shares and Class C shares represent interests in the assets of the applicable fund and have identical voting, dividend, liquidation, and other rights on the same terms and conditions except that (1) expenses related to the distribution of each class of shares are borne solely by that class and (2) each class of shares has exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pertaining to that class.

TRUSTEES

     The By-laws of Touchstone Series Trust and the Bylaws of Countrywide Investment Trust provide that the term of office of each Trustee shall be from the time of his or her election until his or her successor is elected and qualified or until his or her earlier resignation or removal. Trustees of either Countrywide Investment Trust or Touchstone Series Trust may be removed with or without cause at any meeting of shareholders by the affirmative vote of at least two thirds of the shares outstanding. A meeting for the removal of a Trustee of Countrywide Investment Trust will be held upon the request of the holders of at least 10% of the voting power of that trust.

     Vacancies on the Board of either Touchstone Series Trust or Countrywide Investment Trust may be filled by the Trustees remaining in office; provided, however, a meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

VOTING RIGHTS

     Neither Countrywide Investment Trust nor Touchstone Series Trust holds a meeting of shareholders annually. Neither trust typically holds a meeting of shareholders for the purpose of electing Trustees.

     Countrywide Investment Trust will hold a meeting to elect Trustees when (a) less than a majority of the Trustees holding office in Countrywide Investment Trust have been elected by shareholders or (b) upon a written request by shareholders of Countrywide Investment Trust holding not less than 10% of the shares outstanding. A meeting of shareholders of Countrywide Investment Trust, for any purpose, may be called upon the written request of shareholders holding at least 25% of the outstanding shares entitled to vote at such meeting or by the Board of Trustees.

     Special meetings of shareholders of Touchstone Series Trust, for any purpose, may be called upon the request of holders of at least 10% of the shares or by the Board of Trustees.

     On each matter submitted to a vote of the shareholders of either Countrywide Investment Trust or Touchstone Series Trust, each shareholder is entitled to one vote for each whole share owned and a proportionate, fractional vote for each fractional share owned.

     With respect to Countrywide Investment Trust, the affirmative vote of the majority of votes validly cast in person or by proxy at a shareholder meeting at which a quorum is present decides any questions except when a different vote is required or permitted by any provision of the Investment Company Act of 1940 or other applicable law or as may otherwise be set forth in the applicable organizational documents. With respect to Touchstone Series Trust, the required shareholder vote, provided that a quorum is present, varies depending on the provision as set forth in the organizational documents, subject to specific requirements under any provision of the Investment Company Act of 1940 or other applicable law. Under either trust's Declaration of Trust, a shareholder vote may be submitted to the holders of one or more but not all portfolios or classes.

LIQUIDATION OR DISSOLUTION

     In the event of the liquidation or dissolution of either of Intermediate Bond Fund or Touchstone Bond Fund, the shareholders of the fund are entitled to receive when, and as declared by the Trustees, the excess of the assets belonging to the fund over the fund's liabilities. In either case, the assets distributed to shareholders of the fund will be distributed among the shareholders in proportion to the number of shares of the fund held by them and recorded on the fund's books.

INDEMNIFICATION OF TRUSTEES AND OFFICERS

     The Declaration of Trust of Countrywide Investment Trust provides that each individual who is a present or former Trustee or officer of Countrywide Investment Trust who, by reason of his or her position was, is, or is threatened to be made a party to any threatened, pending or completed action shall be indemnified against all liabilities in addition to and not exclusive of the other rights applicable to such an individual. This indemnification provision does not protect any person from any liability arising out of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, the Declaration of Trust of Countrywide Investment Trust expressly provides for the advancement of expenses upon the undertaking by or on behalf of the individual seeking indemnification to repay the advance unless it is ultimately determined that the individual is entitled to indemnification.

     The Declaration of Trust of the Touchstone Series Trust provides that each Trustee and officer shall be indemnified against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Touchstone Series Trust, to the fullest extent permitted by law and the Investment Company Act of 1940, except for such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

SHAREHOLDER LIABILITY

     Under each trust's Declaration of Trust, the shareholders of the Countrywide Investment Trust and Touchstone Series Trust do not have personal liability for the acts and obligations of any of the Intermediate Bond Fund or the Touchstone Bond Fund, respectively.

     Shares of Intermediate Bond Fund issued to the shareholders of the Touchstone Bond Fund in the reorganization will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.

RIGHTS OF INSPECTION

     The By-laws of the Touchstone Series Trust and the Declaration of Trust of the Countrywide Investment Trust afford shareholders the same inspection rights as provided under the Massachusetts Business Corporate Law. Massachusetts law permits any shareholder of a corporation or any agent of the shareholder to inspect and copy, during the corporation's usual business hours, the corporation's By-laws, minutes of shareholder proceedings, annual statements of the corporation's affairs and voting trust agreements on file at its principal office.

     The discussion in "Description of Shares of Intermediate Bond Fund" and "Comparison of Shareholder Rights" is only a summary of certain information with respect to Intermediate Bond Fund and Touchstone Bond Fund. It is not a complete description of the documents cited. Shareholders should refer to the provisions of the governing documents of each trust and Massachusetts law for a more thorough description.

VOTING INFORMATION

SOLICITATION OF PROXIES

     We are furnishing this Proxy Statement/Prospectus to the shareholders of Touchstone Bond Fund in connection with the solicitation of proxies by the Board of Trustees of Touchstone Series Trust. The proxies will be used at a special meeting of shareholders to be held on _______________, April _____, 2000, at 10:00 a.m. Eastern time, at the offices of Touchstone Series Trust, 311 Pike Street, Cincinnati, Ohio 45202.

QUORUM

     The presence at the special meeting, in person or by proxy, of shareholders representing a majority of all shares of a Touchstone Bond Fund entitled to vote on a proposal constitutes a quorum for the transaction of business by the Touchstone Bond Fund.

VOTING PROCEDURES

     VOTING OF PROXIES. Shares represented by properly executed proxies received by Touchstone Series Trust will be voted at the special meeting and any adjournment of the meeting in accordance with the voting instructions provided in the proxies for each applicable proposal. If no instructions are specified on a signed proxy received from a shareholder, the shares represented by the proxy will be voted for each applicable proposal.

     BROKER NON-VOTES. Broker non-votes are proxies from brokers or other nominee owners indicating that the brokers or nominee owners have not received instructions from the beneficial owners or other persons entitled to vote the shares as to a matter with respect to which the brokers or other nominee owners do not have discretionary power to vote. In tabulating votes on any matter, broker non-votes will be counted as represented for purposes of determining the presence or absence of a quorum. Therefore, broker non-votes will have the effect of a vote against the applicable proposal.

     ABSTENTIONS. Abstentions will also be counted as represented for purposes of determining the presence or absence of a quorum. Therefore, abstentions will have the effect of a negative vote.

     REVOCATION OF YOUR PROXY. You may revoke a proxy that you have delivered to Touchstone Series Trust at any time before the voting of the proxy. You may revoke that proxy by filing a written notice of revocation with the Secretary of Touchstone Series Trust or by delivering a duly executed proxy dated after the proxy you previously delivered.

     SHAREHOLDERS OF RECORD. Shareholders of record at the close of business on _______________, 2000 will be entitled to vote on each applicable proposal. Each full share of Touchstone Bond Fund is entitled to one vote, with proportional voting for fractional shares. As of _______________, 2000, there were _________ shares of Touchstone Bond Fund issued and outstanding.

     VOTE REQUIRED FOR APPROVAL OF REORGANIZATION PLAN. The Agreement and Plan of Reorganization and the transactions contemplated by the Agreement will be implemented with respect to Touchstone Bond Fund only if "a majority of the outstanding voting securities" of the Touchstone Bond Fund approve the Agreement. A "majority of the outstanding voting securities" means the lesser of
(1) 67% or more of shares of Touchstone Bond Fund present at a meeting, if shareholders who are the owners of more than 50% of Touchstone Bond Fund's shares then outstanding are present in person or by proxy, or (2) more than 50% of the outstanding shares of Touchstone Bond Fund.

     ADJOURNMENT OF THE SPECIAL MEETING. If sufficient votes in favor of a proposal are not received by the time scheduled for the special meeting, the persons named as proxies may propose one or more adjournments of the special meeting to permit additional solicitation of proxies with respect to the proposal. The special meeting may also be adjourned if certain issues under the Investment Company Act of 1940 have not been resolved to the mutual satisfaction of

Touchstone Series Trust and Countrywide Investment Trust by the scheduled time of the special meeting.

     Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the special meeting to be adjourned. The persons named as proxies will vote proxies that they are entitled to vote in favor of the proposal in favor of the adjournment. The persons named as proxies will vote proxies that they are entitled to vote against the proposal against the adjournment.

SHARE OWNERSHIP

AFFILIATED SHAREHOLDERS AND 5% SHAREHOLDERS

     The following table provides information about the share ownership of certain affiliated shareholders of Touchstone Bond Fund and Intermediate Bond Fund and pro forma information about the share ownership of these shareholders, after giving effect to the reorganization. The table shows:

     o the number of shares of Touchstone Bond Fund owned of record on December 16, 1999 by Western-Southern Life Assurance Company ("WSLAC") and The Western and Southern Life Insurance Company ("WSLIC"), each of which is an affiliate of Touchstone Advisors, Fort Washington Investment Advisors and Countrywide Investments
     o the names and addresses of other persons ("5% Shareholders") who owned of record 5% or more of the outstanding shares of Touchstone Bond Fund on December 16, 1999 and Intermediated Bond Fund on December 31, 1999
     o the pro forma ownership of WSLAC, WSLIC and the 5% Shareholders as of December 16, 1999, after giving effect to the mergers

     The percentages in the following table are based on the number of shares outstanding in each class of Touchstone Bond Fund as of December 16, 1999.

                                                               Touchstone Bond Fund
                                         -----------------------------------------------------------------
           Name and Address*                         Class A                          Class C
----------------------------------------------------------------------------------------------------------
                                             Shares              %             Shares            %
WSLIC                                       146,761.72          28.88%

County of Lawrence General Fund              76,249.33          15.00%
430 Court Street
New Castle, PA 16101-3503

WSLAC                                                                         14,613.37       13.78%

                                       20

State Street Bank & Trust co.                                                  6,684.60        6.30%
Custodian for the Rollover IRA of
Frederic R. Duggan
545 Spring Ridge Dr.
Mabelvale, AR 72103-8938

     The percentages in the following table are based on the number of shares outstanding in each class of Intermediate Bond Fund as of December 31, 1999.

                                                              Intermediate Bond Fund
                                         -----------------------------------------------------------------
           Name and Address*                         Class A                          Class C
----------------------------------------------------------------------------------------------------------
                                             Shares              %             Shares            %
BAND & Co. c/o Firstar East                 104,335.25          21.22%
P.O. Box 1787
Milwaukee, WI 53201

Amivest Corp TWU-Westchester Pvt Bus         83,906.19          17.06%
Lines Pension Trust
767 5th Ave.
New York, NY  10153-0002

HSBC Bank USA c/f Industry & Local 338       43,389.91           8.82%
PTF - Amivest Dim
P.O. Box 1329
Buffalo, NY 14240

     The following table provides the pro forma ownership of WSLAC, WSLIC and the 5% Shareholders of the Combined Bond Fund as of February ____, 2000 after giving effect to the merger.

                                                                Combined Bond Fund
                                         -----------------------------------------------------------------
           Name and Address*                         Class A                          Class C
----------------------------------------------------------------------------------------------------------
                                             Shares              %             Shares            %
WSLIC

BAND & Co. c/o Firstar East
P.O. Box 1787
Milwaukee, WI 53201

Amivest Corp TWU-Westchester Pvt Bus
Lines Pension Trust
767 5th Ave.
New York, NY  10153-0002

                                       21

County of Lawrence General Fund
430 Court Street
New Castle, PA 16101-3503

HSBC Bank USA c/f Industry &
Local 338 PTF - Amivest Dim
P.O. Box 1329
Buffalo, NY 14240

WSLAC

State Street Bank & Trust co.
Custodian for the Rollover IRA of
Frederic R. Duggan
545 Spring Ridge Dr.
Mabelvale, AR 72103-8938

*The address of WSLAC and WSLIC is 400 Broadway, Cincinnati, OH 45202. Each of WSLAC and WSLIC is organized under the laws of the State of Ohio.

** As of the date of this Proxy Statement/Prospectus, no Class C shares of Intermediate Bond Fund have been issued.

SHARE OWNERSHIP OF TRUSTEES AND OFFICERS

     The following table shows information about the record ownership of shares of Touchstone Bond Fund and Intermediate Bond Fund by the Trustees and officers of Touchstone Series Trust and the Trustees and officers of Countrywide Investment Trust as a group on ___________, 2000.

                                                   Class A                                Class C
                                    ------------------------------------------------------------------------------
     Fund                                Shares                %                 Shares                %
     -------------------------------------------------------------------------------------------------------------
     Touchstone Bond Fund

     Intermediate Bond Fund

VOTING BY AFFILIATED PERSONS

     Western-Southern Life Assurance Company or The Western and Southern Life Insurance Company, each an affiliate of Touchstone Advisors, Fort Washington Investment Advisors and Countrywide Investments, owns more than 5% of the outstanding shares of each Touchstone Fund, including Touchstone Bond Fund. Therefore, Western-Southern Life Assurance Company or The Western and Southern Life Insurance Company arguably could have the ability to influence the proposed reorganization based on its ownership of shares of the Touchstone Funds.

     To address the policy concerns underlying Section 17(a) of the Investment Company Act of 1940 and Rule 17a-8 promulgated under the Act with respect to the influence of persons that are affiliated persons of an investment company due to share ownership and are also affiliated persons of the investment advisor to the investment company, each of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company has agreed to vote the shares of each Touchstone Fund, including the Touchstone Bond Fund, that it owns in the same proportion as the vote of all other shareholders of the relevant fund. This method of voting will effectively allow the shareholders, other than Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, to approve or disapprove the proposed reorganization and ensures that neither Western-Southern Life Assurance Company nor The Western and Southern Life Insurance Company improperly influences Touchstone Series Trust, Touchstone Bond Fund or the terms of the proposed reorganization.

PROXY SOLICITATION

     In addition to this solicitation of proxies by use of the mails, employees of Touchstone Advisors or its affiliates may solicit proxies personally or by telephone.

     Touchstone Advisors or its affiliates will pay the cost of the proxy solicitation, the special meeting, the reorganization of the Touchstone Funds and the consolidation of the Touchstone and Countrywide complexes. Touchstone Advisors or its affiliates will also reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares of Touchstone Bond Fund.

ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

     If you have questions about the proposed reorganization or would like to request a copy of any prospectus, statement of additional information, annual report, semi-annual report or other document mentioned in this Proxy Statement/Prospectus, please contact us at 311 Pike Street, Cincinnati, OH 45202 or call 800-669-2796 to talk to a shareholder service representative.

ADDITIONAL INFORMATION ABOUT INTERMEDIATE BOND FUND AND COUNTRYWIDE INVESTMENT TRUST

     PORTFOLIO MANAGEMENT. After the proposed merger, Intermediate Bond Fund will adopt the goal, principal investment strategies and policies of Touchstone Bond Fund, which are described in more detail in the prospectus of Touchstone Series Trust dated May 1, 1999 (the "Touchstone Prospectus) that accompanies this Proxy Statement/Prospectus. The Touchstone Prospectus contains information about the following topics for Touchstone Bond Fund in the location indicated. Except as modified in this Proxy Statement/Prospectus, the information in the Touchstone Prospectus about the Touchstone Bond Fund will apply to the Intermediate Bond Fund because, after the merger, Intermediate Bond Fund will be managed in the same manner as Touchstone Bond Fund.

Topic                                      Location in Touchstone Prospectus
--------------------------------------------------------------------------------

Investment objectives, principal           Touchstone Bond Fund
investment strategies and related risks
 ................................................................................

Risk return chart                          Touchstone Bond Fund
 ................................................................................

Fee table                                  Touchstone Bond Fund
 ................................................................................

Investment adviser                         The Fund's Management
 ................................................................................

Portfolio manager                          The Fund's Management
 ................................................................................

Dividends and distributions                Distributions and Taxes
 ................................................................................

Tax consequences                           Distributions and Taxes
 ................................................................................

Financial highlights                       Financial Highlights
 ................................................................................

     Management's discussion of Touchstone Bond Fund's performance is contained in the 1999 Annual Report to Shareholders of Touchstone Series Trust that accompanies this Proxy Statement/Prospectus.

     SHAREHOLDER INFORMATION. Intermediate Bond Fund is and will continue to be a series of Countrywide Investment Trust. The prospectus of Countrywide Investment Trust dated February 1, 2000 (the "Countrywide Prospectus) that accompanies this Proxy Statement/Prospectus contains shareholder information about the following topics in the location indicated. Except as modified by the information in Appendix B to this Proxy Statement/Prospectus, the shareholder information in the Countrywide Prospectus will continue to apply to the Intermediate Bond Fund.

Topic                                    Location in Countrywide Prospectus
--------------------------------------------------------------------------------

Price of Fund Shares                     Calculation of Share Price and Public
                                         Offering Price
 ................................................................................

Purchase of Fund Shares                  How to Purchase Shares
                                         How to Exchange Shares
 ................................................................................

Redemption of Fund Shares                How to Redeem Shares
                                         How to Exchange Shares
 ................................................................................

Sales Loads                              How to Purchase Shares
 ................................................................................

Rule 12b-1 Fees                          Distribution Plans
 ................................................................................

ADDITIONAL INFORMATION ABOUT INTERMEDIATE BOND FUND, COUNTRYWIDE INVESTMENT TRUST, TOUCHSTONE BOND FUND AND TOUCHSTONE SERIES TRUST

     Additional information about Intermediate Bond Fund and Countrywide Investment Trust is contained in the Countrywide Prospectus, which accompanies this Proxy Statement/Prospectus, and a Statement of Additional Information dated February 1, 2000.

     Additional information about the Touchstone Bond Fund and Touchstone Series Trust is contained in the Touchstone Prospectus, which accompanies this Proxy Statement/Prospectus, and a Statement of Additional Information dated May 1, 1999.

ACCOMPANYING DOCUMENTS

     This Proxy Statement/Prospectus is accompanied by the following documents:

     o Prospectus of Touchstone Series Trust (Touchstone Family of Funds) dated May 1, 1999, as supplemented on [supplement dates]

     o    Annual Report of Touchstone Series Trust -- December 31,1999

     o    Prospectus of Intermediate Bond Fund dated February 1, 2000

     o    Annual Report of Countrywide Investment Trust -- September 30, 1999

INFORMATION AVAILABLE FROM THE COMMISSION

     COUNTRYWIDE INVESTMENT TRUST. Countrywide Investment Trust has filed with the Commission a Registration Statement on Form N-14 under the Securities Act of 1933, as amended, with respect to the shares of Intermediate Bond Fund offered by this Prospectus. As permitted by the rules and regulations of the Commission, this Proxy Statement/Prospectus and the accompanying Statement of Additional Information omit certain information, exhibits and undertakings contained in the Registration Statement.

     TOUCHSTONE SERIES TRUST AND COUNTRYWIDE STRATEGIC TRUST. Touchstone Series Trust and Countrywide Investment Trust are subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, and file reports and other information with the Commission.

     HOW TO OBTAIN INFORMATION FROM THE COMMISSION. You can inspect and copy reports, proxy statements and other information filed with the Commission at the Public Reference Facilities of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, as well as the following regional offices: Seven World Trade Center, 13th Floor, New York, New York 10048; and CitiCorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. You can obtain copies of this material at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

     A Statement of Additional Information, dated ________, 2000, relating to the proposed reorganization described in this Proxy Statement/Prospectus has been filed with the Commission and is incorporated by reference herein. You can obtain a copy of this SAI without charge by writing to Countrywide Investment Trust at 312 Walnut Street, Cincinnati OH 45202 or by calling 800-543-0407.

     Touchstone Series Trust's current Prospectus and Statement of Additional Information, both dated May 1, 1999, as supplemented to date, have been filed with the Commission as part of Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A (1933 Act File No. 033-75764 and 1940 Act File No. 811-08380) and are incorporated by reference herein.

     Countrywide Investment Trust's current Prospectus and Statement of Additional Information, both dated February 1, 2000, as supplemented to date, have been filed with the Commission as part of Post-Effective Amendment No. 70 to its Registration Statement on Form N-1A (1933 Act File No. 002-52242 and 1940 Act File No. 811-02538) and are incorporated by reference herein.

--------------------------------------------------------------------------------

     All information contained in this Proxy Statement/Prospectus relating to Touchstone Series Trust and/or the Touchstone Bond Fund has been supplied by Touchstone Series Trust, and all information relating to Countrywide Investment Trust and/or Intermediate Bond Fund has been supplied by Countrywide Investment Trust.

     No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus in connection with the offer contained in this Proxy Statement/Prospectus. You should not rely on any information or representations other than those contained in this Proxy Statement/Prospectus or in other filings made by Touchstone Series Trust or Countrywide Investment Trust with the Commission. This Proxy Statement/Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it would be unlawful to make an offer.

                                TABLE OF CONTENTS

INTRODUCTION...................................................................1
CONSOLIDATION OF TOUCHSTONE AND COUNTRYWIDE COMPLEXES..........................1
   Reorganization of Funds.....................................................1
   [Other Aspects of the Consolidation]........................................2
   Name Changes................................................................2
   New Funds...................................................................2
   Advisors and Sub-Advisors...................................................2
   Consolidated Complex........................................................3
   Proxy Statement/Prospectus for the Proposed Mergers.........................3
RECOMMENDATION OF THE BOARD OF TRUSTEES........................................3
EXPENSE INFORMATION............................................................3
   Fees and Expenses...........................................................3
   Notes to Fee and Expense Tables.............................................4
   Examples--Cost of a $10,000 Investment......................................5
SUMMARY........................................................................6
   Proposed Merger.............................................................6
   Comparison of Touchstone Bond Fund to Intermediate Bond Fund................7
   Comparison of Purchase, Redemption and Exchange Procedures..................8
   Tax Consequences............................................................9
   Principal Risks of Investing in New Funds...................................9
THE PROSPOSED REORGANIZATION...................................................9
   Reasons for the Reorganization..............................................9
   Agreement and Plan of Reorganization.......................................11
   Section 17(b) Exemptive Order..............................................12
TAX CONSIDERATIONS............................................................13
CAPITALIZATION................................................................14
DESCRIPTION OF SHARES OF INTERMEDIATE BOND FUND...............................14
COMPARISON OF SHAREHOLDER RIGHTS..............................................15
   General....................................................................15
   Trustees...................................................................16
   Voting Rights..............................................................16
   Liquidation or Dissolution.................................................17
   Indemnification of Trustees and Officers...................................17
   Shareholder Liability......................................................18
   Rights of Inspection.......................................................18
VOTING INFORMATION............................................................18
   Solicitation of Proxies....................................................18
   Quorum.....................................................................18
   Voting Procedures..........................................................19
SHARE OWNERSHIP...............................................................20
   Affiliated Shareholders and 5% Shareholders................................20
   Share Ownership of Trustees and Officers...................................22
   Voting by Affiliated Persons...............................................22

   Proxy Solicitation.........................................................23
ADDITIONAL INFORMATION........................................................23
   Shareholder Inquiries......................................................23
   Additional Information about Intermediate Bond Fund and Countrywide
     Investment Trust.........................................................23
   Additional Information about Intermediate Bond Fund, Countrywide
     Investment Trust, Touchstone Bond Fund and Touchstone Series Trust.......24
   Accompanying Documents.....................................................25
   Information Available from the Commission..................................25
   Incorporation of Certain Documents by Reference............................25

                          COUNTRYWIDE INVESTMENT TRUST
                                312 Walnut Street
                             Cincinnati, Ohio 45202
                                  800-543-0407

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH ___, 2000


     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Proxy Statement/Prospectus dated March ___, 2000 You can obtain a copy of the Proxy Statement/Prospectus by contacting us at the above address or telephone number.

                                TABLE OF CONTENTS


     Statement of Additional Information of Countrywide Investment Trust -- February 1, 2000

     Statement of Additional  Information  of Touchstone  Series Trust -- May 1,
     1999

     Annual Report of Countrywide Investment Trust -- September 30, 1999

     Annual Report of Touchstone Series Trust -- December 31, 1999

     Pro Forma Financial Information as of ___________, 1999

--------------------------------------------------------------------------------

     Each of the documents listed in the Table of Contents accompanies and is incorporated by reference into this Statement of Additional Information.

                     Statement of Additional Information of
                 Countrywide Investment Trust -- August 1, 1999

                            To be filed by amendment

                     Statement of Additional Information of
                     Touchstone Series Trust -- May 1, 1999

                            To be filed by amendment

       Annual Report of Countrywide Investment Trust -- September 30, 1999

                            To be filed by amendment

          Annual Report of Touchstone Series Trust -- December 31, 1999

                            To be filed by amendment

             Pro Forma Financial Information as of ___________, 1999

                            To be filed by amendment

                            PART C--OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     The information required by this Item 15 is hereby incorporated by reference from Item 25 in Post-Effective Amendment No. 70 to Registrant's Registration Statement filed with the Commission on December 3, 1999 (File Nos. 002-52242 and 811-02538).

ITEM 16.  EXHIBITS

     (1)  CHARTER

          (a) Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

          (b) Amendment No. 1, dated December 8, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

          (c) Amendment No. 2, dated January 31, 1995, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

          (d) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, is hereby incorporated by reference.

     (2)  BYLAWS

          (a) Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, are hereby incorporated by reference.

          (b) Amendment to Bylaws adopted on January 10, 1984, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, are hereby incorporated by reference.

     (3)  VOTING TRUST AGREEMENTS

          Not Applicable.

     (4)  AGREEMENT OF REORGANIZATION

          Agreement and Plan of Reorganization between Registrant and Touchstone Series Trust is filed herewith.

     (5)  INSTRUMENTS DEFINING SHAREHOLDER RIGHTS

          The information required by this Item 16(5) is hereby incorporated by reference from Item 23(c) in Post-Effective Amendment No. 70 to Registrant's Registration Statement filed with the Commission on December 3, 1999 (File Nos. 002-52242 and 811-02538).

     (6)  INVESTMENT ADVISORY CONTRACTS

          (a)  Registrant's   Investment   Advisory  Agreement  with  Touchstone
               Advisors, Inc. will be filed by amendment.

          (b) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for Intermediate Bond Fund will be filed by amendment.

     (7)  UNDERWRITING CONTRACTS

          (a) Registrant's Underwriting Agreement with Touchstone Securities, Inc. will be filed by amendment.

          (b)  Form of Underwriter's Deal Agreement will be filed by amendment.

     (8)  BONUS OR PROFIT SHARING CONTRACTS

          None.

     (9)  CUSTODIAN AGREEMENTS

          (a) Custody Agreement with The Fifth Third Bank, the Custodian for Intermediate Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

     (10) RULE 12B-1 PLANS AND RULE 18F-3 PLANS

          (a) Registrant's Plans of Distribution Pursuant to Rule 12b-1, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, are hereby incorporated by reference.

          (b)  Form  of  Administration  Agreement  for  the  administration  of shareholder accounts, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 67, is hereby incorporated by reference.

          (c) Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (11) LEGAL OPINION

          Opinion and consent of counsel as to the legality of the securities being registered will be filed by amendment.

     (12) TAX OPINION

          Opinion and consent of counsel supporting the tax matters and consequences to shareholders will be filed by amendment.

     (13) OTHER MATERIAL CONTRACTS

          None.

     (14) OTHER OPINIONS

          Consent of ______________ will be filed by amendment. [auditors]

     (15) OMITTED FINANCIAL STATEMENTS

          None.

     (16) POWERS OF ATTORNEY

          Powers of Attorney are filed herewith.

     (17) ADDITIONAL EXHIBITS

          None.


ITEM 17.  UNDERTAKINGS

          (1)  Not Applicable.

          (2)  Not Applicable.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati and State of Ohio, on the 20th day of January, 2000.

                                        COUNTRYWIDE INVESTMENT TRUST

                                        By: /s/ Robert H. Leshner
                                            Robert H. Leshner, President

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                    TITLE

/s/ Robert H. Leshner                        January 20, 2000
Robert H. Leshner                            President and Trustee

/s/ Theresa M. Samocki                       January 20, 2000
Theresa M. Samocki                           Treasurer


William O. Coleman*                          Trustee


Phillip R. Cox*                              Trustee


H. Jerome Lerner*                            Trustee

/s/ Jill T. McGruder                         January 20, 2000
Jill T. McGruder                             Trustee


Oscar P. Robertson*                          Trustee


Nelson Schwab, Jr.*                          Trustee


Robert E. Stautberg*                         Trustee


Joseph S. Stern, Jr.*                        Trustee


*By: /s/ Jill T. McGruder                    February ___, 2000
     Jill T. McGruder
     As attorney in fact for each Trustee

                                  EXHIBIT INDEX

                                                                            Page

Agreement and Plan of Reorganization

Powers of Attorney